Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Loss Per Share [Abstract]
Schedule of loss per share
	December 31, 2019	December 31, 2018	December 31, 2017
Loss attributable to owners of the Company	(6,631,901)	(11,496,401)	(24,409,474)
Weighted average number of shares outstanding *	2,909,056	795,043	218,709
Basic and diluted loss per share	(2.28)	(14.46)	(111.61)

*	The basic and diluted loss per share for the year ended December 31, 2018 and the year ended December 31, 2017 is revised to reflect the reverse-split ratio of 10 to 1 following the Merger on March 13, 2018 and the reverse-split ratio of 20 to 1 following the "reverse share split" on May 1, 2019.